Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases [Abstract]
Schedule of Future Minimum Payments

Future minimum non-cancelable lease commitments under this lease are as follows:

Future Minimum Payments
2026	$87,010
2027	-
2028	-
2029	-
2030	-
Thereafter	-
Total undiscounted cash flows	87,010
Less: Present value discount	(770)
Total lease obligations	$86,240

Future minimum non-cancelable lease commitments under this lease are as follows:

Future Minimum Payments
2026	$81,900
2027	-
2028	-
2029	-
2030	-
Thereafter	-
Total undiscounted cash flows	81,900
Less: Present value discount	(188)
Total lease obligations	$81,712